Loans Receivable, Net: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired loans with no recorded reserve
Recorded Investment	$ 49,193	$ 29,968
Unpaid Principal Balance	49,193	32,300
Average Recorded Investment	55,748	34,170
Interest Income Recognized	2,082	1,339
Impaired loans with recorded allowance:
Recorded Investment	17,411	19,292
Unpaid Principal Balance	17,411	19,292
Related Allowance	3,841	4,080
Average Recorded Investment	23,574	24,958
Interest Income Recognized	755	785
Total impaired loans Recorded Investment	66,604	49,260
Total impaired loans Unpaid Principal Balance	66,604	51,592
Total impaired loans Related Allowance	3,841	4,080
Total impaired loans Average Recorded Investment	79,322	59,128	43,200
Total impaired loans Interest Income Recognized	2,837	2,124
One-to-four family mortgages [Member]
Impaired loans with no recorded reserve
Recorded Investment	1,759	5,144
Unpaid Principal Balance	1,759	5,300
Average Recorded Investment	5,279	5,814
Interest Income Recognized	107	220
Impaired loans with recorded allowance:
Recorded Investment	2,836	3,239
Unpaid Principal Balance	2,836	3,239
Related Allowance	754	728
Average Recorded Investment	3,135	3,563
Interest Income Recognized	145	183
Total impaired loans Related Allowance	754	728
Home equity line of credit [Member]
Impaired loans with no recorded reserve
Recorded Investment	1,169	181
Unpaid Principal Balance	1,169	181
Average Recorded Investment	869	312
Interest Income Recognized	50	5
Impaired loans with recorded allowance:
Recorded Investment	68	291
Unpaid Principal Balance	68	291
Related Allowance	68	131
Average Recorded Investment	162	399
Interest Income Recognized	3	13
Total impaired loans Related Allowance	68	131
Junior liens [Member]
Impaired loans with no recorded reserve
Recorded Investment		469
Unpaid Principal Balance		469
Average Recorded Investment	281	287
Interest Income Recognized	3	14
Impaired loans with recorded allowance:
Recorded Investment	468	340
Unpaid Principal Balance	468	340
Related Allowance	196	180
Average Recorded Investment	365	703
Interest Income Recognized	38	16
Total impaired loans Related Allowance	196	180
Multi-family [Member]
Impaired loans with no recorded reserve
Recorded Investment	4,077	5,059
Unpaid Principal Balance	4,077	5,059
Average Recorded Investment	3,626	2,797
Interest Income Recognized	219	242
Impaired loans with recorded allowance:
Recorded Investment	38	892
Unpaid Principal Balance	38	892
Related Allowance	38	26
Average Recorded Investment	2,640	1,962
Interest Income Recognized	4	15
Total impaired loans Related Allowance	38	26
Construction [Member]
Impaired loans with no recorded reserve
Recorded Investment	4,848	1,589
Unpaid Principal Balance	4,848	1,589
Average Recorded Investment	3,133	1,437
Interest Income Recognized	174	63
Impaired loans with recorded allowance:
Recorded Investment		186
Unpaid Principal Balance		186
Related Allowance		14
Average Recorded Investment	1,095	1,222
Interest Income Recognized		11
Total impaired loans Related Allowance		14
Land [Member]
Impaired loans with no recorded reserve
Recorded Investment	20,279	7,513
Unpaid Principal Balance	20,279	7,513
Average Recorded Investment	19,857	10,777
Interest Income Recognized	504	446
Impaired loans with recorded allowance:
Recorded Investment	3,570	2,541
Unpaid Principal Balance	3,570	2,541
Related Allowance	932	924
Average Recorded Investment	4,848	3,261
Interest Income Recognized	213	157
Total impaired loans Related Allowance	932	924
Non-residential real estate [Member]
Impaired loans with no recorded reserve
Recorded Investment	15,363	9,458
Unpaid Principal Balance	15,363	11,530
Average Recorded Investment	19,936	10,410
Interest Income Recognized	855	312
Impaired loans with recorded allowance:
Recorded Investment	5,731	6,760
Unpaid Principal Balance	5,731	6,760
Related Allowance	1,424	1,374
Average Recorded Investment	6,578	10,833
Interest Income Recognized	323	360
Total impaired loans Related Allowance	1,424	1,374
Consumer loans [Member]
Impaired loans with no recorded reserve
Recorded Investment	81	75
Unpaid Principal Balance	81	75
Average Recorded Investment	66	92
Interest Income Recognized	5	4
Impaired loans with recorded allowance:
Recorded Investment	475	368
Unpaid Principal Balance	475	368
Related Allowance	121	80
Average Recorded Investment	281	344
Interest Income Recognized	1	3
Total impaired loans Related Allowance	121	80
Commercial loans [Member]
Impaired loans with no recorded reserve
Recorded Investment	1,617	480
Unpaid Principal Balance	1,671	584
Average Recorded Investment	2,701	2,244
Interest Income Recognized	165	33
Impaired loans with recorded allowance:
Recorded Investment	4,225	4,675
Unpaid Principal Balance	4,225	4,675
Related Allowance	308	623
Average Recorded Investment	4,470	2,671
Interest Income Recognized	28	27
Total impaired loans Related Allowance	$ 308	$ 623